Financial Instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Financial Instruments [Abstract]
Risk-adjusted discount rate	11.40%
Volatility rate	15.17%
Contingent consideration fair value (in Dollars)	$ 21,855